VARIABLE INTEREST ENTITIES	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
VARIABLE INTEREST ENTITIES
VARIABLE INTEREST ENTITIES

5. VARIABLE INTEREST ENTITIES

        We evaluate our investments and transactions to identify variable interest entities for which we are the primary beneficiary. We hold a variable interest in the following four joint ventures for which we are the primary beneficiary:

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  Rubicon LLC manufactures products for our Polyurethanes and Performance Products segments. The structure of the joint venture is such that the total equity investment at risk is not sufficient to permit the joint venture to finance its activities without additional financial support. By virtue of the operating agreement with this joint venture, we purchase a majority of the output, absorb a majority of the operating costs and provide a majority of the additional funding.

  •
  Pacific Iron Products Sdn Bhd manufactures products for our Pigments segment. In this joint venture we supply all the raw materials through a fixed cost supply contract, operate the manufacturing facility and market the products of the joint venture to customers. Through a fixed price raw materials supply contract with the joint venture we are exposed to the risk related to the fluctuation of raw material pricing.
  •
  Arabian Amines Company manufactures products for our Performance Products segment. As required in the operating agreement governing this joint venture, we purchase all of Arabian Amines Company's production and sell it to our customers. Substantially all of the joint venture's activities are conducted on our behalf.

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  Sasol-Huntsman is our 50%-owned joint venture with Sasol that owns and operates a maleic anhydride facility in Moers, Germany. This joint venture manufactures products for our Performance Products segment. The joint venture uses our technology and expertise, and we bear a disproportionate amount of risk of loss due to a related-party loan to Sasol-Huntsman for which we bear the default risk.

        Creditors of these entities have no recourse to our general credit. As the primary beneficiary of these variable interest entities at March 31, 2014, the joint ventures' assets, liabilities and results of operations are included in our condensed consolidated financial statements (unaudited).

        The following table summarizes the carrying amount of our variable interest entities' assets and liabilities included in our condensed consolidated balance sheets (unaudited), before intercompany eliminations (dollars in millions):

	March 31, 2014	December 31, 2013
Current assets	$180	$147
Property, plant and equipment, net	363	369
Other noncurrent assets	77	76
Deferred income taxes	28	28
Intangible assets	16	17
Goodwill	16	16

Total assets	$680	$653

Current liabilities	$359	$330
Long-term debt	65	72
Deferred income taxes	9	9
Other noncurrent liabilities	43	45

Total liabilities	$476	$456

7. VARIABLE INTEREST ENTITIES

        We evaluate our investments and transactions to identify variable interest entities for which we are the primary beneficiary. We hold a variable interest in the following four joint ventures for which we are the primary beneficiary:

  •
  Rubicon LLC manufactures products for our Polyurethanes and Performance Products segments. The structure of the joint venture is such that the total equity investment at risk is not sufficient to permit the joint venture to finance its activities without additional financial support. By virtue of the operating agreement with this joint venture, we purchase a majority of the output, absorb a majority of the operating costs and provide a majority of the additional funding.

  •
  Pacific Iron Products Sdn Bhd manufactures products for our Pigments segment. In this joint venture we supply all the raw materials through a fixed cost supply contract, operate the manufacturing facility and market the products of the joint venture to customers. Through a fixed price raw materials supply contract with the joint venture we are exposed to the risk related to the fluctuation of raw material pricing.

  •
  Arabian Amines Company manufactures products for our Performance Products segment. As required in the operating agreement governing this joint venture, we purchase all of Arabian Amines Company's production and sell it to our customers. Substantially all of the joint venture's activities are conducted on our behalf.

  •
  Sasol-Huntsman is our 50%-owned joint venture with Sasol that owns and operates a maleic anhydride facility in Moers, Germany. This joint venture manufactures products for our Performance Products segment. Prior to April 1, 2011, we accounted for Sasol-Huntsman using the equity method. In April 2011, an expansion at this facility began production, which triggered the reconsideration of this joint venture as a variable interest entity. The joint venture uses our technology and expertise, and we bear a disproportionate amount of risk of loss due to a related-party loan to Sasol-Huntsman for which we bear the default risk. As a result, we concluded that we were the primary beneficiary and began consolidating Sasol-Huntsman beginning April 1, 2011.

        Creditors of these entities have no recourse to our general credit, except in the event that we offer guarantees of specified indebtedness. See "Note 13. Debt—Direct and Subsidiary Debt." As the primary beneficiary of these variable interest entities at December 31, 2013, the joint ventures' assets, liabilities and results of operations are included in our consolidated financial statements.

        The following table summarizes the carrying amount of our variable interest entities' assets and liabilities included in our consolidated balance sheets, before intercompany eliminations, as of December 31, 2013 and 2012 (dollars in millions):

	December 31,
	2013	2012
Current assets	$147	$163
Property, plant and equipment, net	369	378
Other noncurrent assets	76	61
Deferred income taxes	28	45
Intangible assets	17	19
Goodwill	16	16

Total assets	$653	$682

Current liabilities	$330	$348
Long-term debt	72	82
Deferred income taxes	9	8
Other noncurrent liabilities	45	102

Total liabilities	$456	$540

        In April 2011, Arabian Amines Company settled a dispute with its contractors and received an amount totaling $11 million. Of this $11 million settlement, $8 million was related to damages incurred due to the delayed initial acceptance of the plant. This amount was recorded as other operating expense (income) in our consolidated statements of operations and included in cash flows from operating activities in our consolidated statements of cash flows. The remaining $3 million of the settlement was received for the reimbursement of capital expenditures for work left unfinished by the contractors. This amount was included in cash flows from investing activities in our consolidated statements of cash flows.

        Sasol-Huntsman had revenues and earnings of $116 million and $7 million, respectively, for the period from the date of consolidation to December 31, 2011. If this consolidation had occurred on January 1, 2011, the approximate pro forma revenues (unaudited) attributable to our Company would have been $11,259 million for 2011. There would have been no impact to the combined earnings attributable to us excluding a one-time noncash gain of approximately $12 million recognized upon consolidation included in other operating expense (income) in our consolidated statements of operations. Upon consolidation we also recognized a one-time noncash income tax expense of approximately $2 million.